Fair Value Measurements - Preferred stock warrant liability (Details) - USD ($)	1 Months Ended		11 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Loss (gain) on change in estimated fair value of warrants			$ 12,406,208	$ (7,602,367)
Gelesis
Loss (gain) on change in estimated fair value of warrants				7,646,000	$ 1,466,000
Warrant liability, current			600,000	15,800,000	600,000
Warrant liability, noncurrent			11,500,000		11,500,000
Gelesis | One Srl ("One") Amended Patent License and Assignment Agreement [Member]
Warrant liability, beginning				5,800,000
Loss (gain) on change in estimated fair value of warrants				167,000	200,000
Warrant liability, ending			5,800,000	5,973,000	5,800,000
Warrant liability, noncurrent				4,312,000
Gelesis | Warrant Liability [Member]
Warrant liability, beginning				12,099,000	15,996,000
Changes in fair value					1,466,000
Exercise of warrants				(3,924,000)
Loss (gain) on change in estimated fair value of warrants				7,646,000
Warrant liability, ending			12,099,000	15,821,000	12,099,000
Gelesis | Series A-1
Exercise of warrants	$ 900,000
Gelesis | Series A-1 | Warrant Liability [Member]
Warrant liability, beginning				581,000	485,000
Changes in fair value					96,000
Exercise of warrants				(937,000)
Loss (gain) on change in estimated fair value of warrants				356,000
Warrant liability, ending			581,000		581,000
Gelesis | Series A-3
Exercise of warrants		$ 3,000,000.0
Gelesis | Series A-3 | Warrant Liability [Member]
Warrant liability, beginning				2,896,000	2,541,000
Changes in fair value					355,000
Exercise of warrants				(2,987,000)
Loss (gain) on change in estimated fair value of warrants				91,000
Warrant liability, ending			2,896,000		2,896,000
Gelesis | Series A-4 | Warrant Liability [Member]
Warrant liability, beginning				8,622,000	7,686,000
Changes in fair value					1,071,000
Exercise					(135,000)
Loss (gain) on change in estimated fair value of warrants				7,199,000
Warrant liability, ending			$ 8,622,000	$ 15,821,000	8,622,000
Gelesis | Series 3 Growth
Loss (gain) on change in estimated fair value of warrants					744,000
Gelesis | Series 3 Growth | Warrant Liability [Member]
Warrant liability, beginning					4,631,000
Changes in fair value					1,342,000
Extinguishment					(5,973,000)
Gelesis | Series 4 Growth | Warrant Liability [Member]
Warrant liability, beginning					653,000
Issuance					745,000
Changes in fair value					$ (1,398,000)